JPMorgan Small Cap Growth Fund Expense Example - A C I Shares [Member] - JPMorgan Small Cap Growth Fund	Jun. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,178
Expense Example, with Redemption, 10 Years	1,966
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	952
Expense Example, with Redemption, 10 Years	1,940
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	317
Expense Example, with Redemption, 5 Years	551
Expense Example, with Redemption, 10 Years	$ 1,224